Shareholder's Equity - Additional Information (Detail) In Billions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012	Dec. 31, 2014 Preferred Stock USD ($)	Dec. 31, 2014 Class A Ordinary Shares USD ($)	Dec. 31, 2013 Class A Ordinary Shares	Dec. 31, 2014 Class B Ordinary Shares USD ($)	Dec. 31, 2013 Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized	870,400,000	870,400,000				10,000,000	825,000,000	825,000,000	35,400,000	35,400,000
Par value per share (US$)	$ 0.00005		$ 0.00005			$ 0.00005	$ 0.00005		$ 0.00005
Number of votes per share							1		10
Transfer of Class B ordinary shares to Class A Ordinary shares	45,000	45,000	225,079	225,079	40,000
Common stock, shares outstanding							27,613,315	27,492,452	7,492,921	7,537,921
Allocation of after-tax profits to general reserve fund, percentage	10.00%	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%	50.00%
Allocation of after-tax profits to statutory surplus fund, percentage	10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required	50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs	$ 1.22	7.54		3.72